Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended	22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Apr. 30, 2017	Apr. 20, 2017	Dec. 31, 2015	May 31, 2017	Jan. 31, 2016	Jun. 30, 2017	Feb. 29, 2016	Jul. 31, 2017	Mar. 31, 2016	Aug. 31, 2017	Apr. 30, 2016	May 31, 2016	Oct. 31, 2017	Jun. 30, 2016	Nov. 30, 2017	Jul. 31, 2016	Dec. 31, 2017	Aug. 31, 2016	Jan. 31, 2018	Sep. 30, 2016	Feb. 28, 2018	Oct. 31, 2016	Mar. 31, 2018	Nov. 30, 2016	Dec. 31, 2025	Apr. 30, 2018	Dec. 31, 2016	May 31, 2018	Jan. 31, 2017	Jun. 30, 2018	Feb. 28, 2017	Jul. 31, 2018	Mar. 31, 2017	Aug. 31, 2018	Apr. 30, 2017	Sep. 30, 2018	May 31, 2017	Oct. 31, 2018	Jun. 30, 2017	Nov. 30, 2018	Jul. 31, 2017	Dec. 31, 2018	Aug. 31, 2017	Jan. 31, 2019	Feb. 28, 2019	Oct. 31, 2017	Mar. 31, 2019	Nov. 30, 2017	Apr. 30, 2019	Dec. 31, 2017	May 31, 2019	Jan. 31, 2018	Jun. 30, 2019	Feb. 28, 2018	Jul. 31, 2019	Mar. 31, 2018	Aug. 31, 2019	Apr. 30, 2018	Sep. 30, 2019	May 31, 2018	Oct. 31, 2019	Jun. 30, 2018	Nov. 30, 2019	Jul. 31, 2018	Dec. 31, 2019	Aug. 31, 2018	Jan. 31, 2020	Sep. 30, 2018	Feb. 29, 2020	Oct. 31, 2018	Mar. 31, 2020	Nov. 30, 2018	Apr. 30, 2020	Dec. 31, 2018	May 31, 2020	Jan. 31, 2019	Jun. 30, 2020	Feb. 28, 2019	Jul. 31, 2020	Mar. 31, 2019	Aug. 31, 2020	Apr. 30, 2019	Sep. 30, 2020	May 31, 2019	Oct. 31, 2020	Jun. 30, 2019	Nov. 30, 2020	Jul. 31, 2019	Dec. 31, 2020	Aug. 31, 2019	Jan. 31, 2021	Sep. 30, 2019	Feb. 28, 2021	Oct. 31, 2019	Mar. 31, 2021	Nov. 30, 2019	Apr. 30, 2021	Dec. 31, 2019	May 31, 2021	Jan. 31, 2020	Jun. 30, 2021	Feb. 29, 2020	Jul. 31, 2021	Mar. 31, 2020	Aug. 31, 2021	Apr. 30, 2020	Sep. 30, 2021	May 31, 2020	Oct. 31, 2021	Jun. 30, 2020	Nov. 30, 2021	Jul. 31, 2020	Dec. 31, 2021	Aug. 31, 2020	Jan. 31, 2022	Sep. 30, 2020	Feb. 28, 2022	Oct. 31, 2020	Mar. 31, 2022	Nov. 30, 2020	Apr. 30, 2022	Dec. 31, 2020	May 31, 2022	Jan. 31, 2021	Jun. 30, 2022	Feb. 28, 2021	Jul. 31, 2022	Mar. 31, 2021	Aug. 31, 2022	Apr. 30, 2021	Sep. 30, 2022	May 31, 2021	Oct. 31, 2022	Jun. 30, 2021	Nov. 30, 2022	Jul. 31, 2021	Dec. 31, 2022	Aug. 31, 2021	Jan. 31, 2023	Sep. 30, 2021	Feb. 28, 2023	Oct. 31, 2021	Mar. 31, 2023	Nov. 30, 2021	Apr. 30, 2023	Dec. 31, 2021	May 31, 2023	Jan. 31, 2022	Jun. 30, 2023	Feb. 28, 2022	Jul. 31, 2023	Mar. 31, 2022	Aug. 31, 2023	Apr. 30, 2022	Sep. 30, 2023	May 31, 2022	Oct. 31, 2023	Jun. 30, 2022	Nov. 30, 2023	Jul. 31, 2022	Dec. 31, 2023	Aug. 31, 2022	Jan. 31, 2024	Sep. 30, 2022	Feb. 29, 2024	Oct. 31, 2022	Mar. 31, 2024	Nov. 30, 2022	Apr. 30, 2024	Dec. 31, 2022	May 31, 2024	Jan. 31, 2023	Jun. 30, 2024	Feb. 28, 2023	Jul. 31, 2024	Mar. 31, 2023	Aug. 31, 2024	Apr. 30, 2023	Sep. 30, 2024	May 31, 2023	Oct. 31, 2024	Jun. 30, 2023	Nov. 30, 2024	Jul. 31, 2023	Dec. 31, 2024	Aug. 31, 2023	Jan. 31, 2025	Sep. 30, 2023	Feb. 28, 2025	Oct. 31, 2023	Mar. 31, 2025	Nov. 30, 2023	Apr. 30, 2025	Dec. 31, 2023	May 31, 2025	Jan. 31, 2024	Jun. 30, 2025	Feb. 29, 2024	Jul. 31, 2025	Mar. 31, 2024	Aug. 31, 2025	Apr. 30, 2024	Sep. 30, 2025	May 31, 2024	Oct. 31, 2025	Jun. 30, 2024	Nov. 30, 2025	Jul. 31, 2024	Dec. 31, 2025	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000171784
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R
Accumulated Value	$ 10,150	$ 10,000		$ 10,290		$ 10,351		$ 10,551		$ 10,581			$ 11,040		$ 11,372		$ 11,493		$ 12,147		$ 11,698		$ 11,392			$ 11,433		$ 11,699		$ 11,769		$ 12,202		$ 12,582		$ 12,655		$ 11,777		$ 12,004		$ 10,923		$ 11,785	$ 12,158		$ 12,394		$ 12,886		$ 12,063		$ 12,905		$ 13,088		$ 12,873		$ 13,107		$ 13,386		$ 13,859		$ 14,267		$ 14,256		$ 13,077		$ 11,462		$ 12,927		$ 13,536		$ 13,795		$ 14,575		$ 15,604		$ 15,003		$ 14,595		$ 16,183		$ 16,807		$ 16,619		$ 17,077		$ 17,815		$ 18,758		$ 18,876		$ 19,298		$ 19,747		$ 20,339		$ 19,388		$ 20,739		$ 20,573		$ 21,485		$ 20,375		$ 19,751		$ 20,477		$ 18,677		$ 18,702		$ 17,144		$ 18,723		$ 17,946		$ 16,282		$ 17,589		$ 18,569		$ 17,494		$ 18,582		$ 18,118		$ 18,772		$ 19,051		$ 19,131		$ 20,381		$ 21,022		$ 20,675		$ 19,688		$ 19,260		$ 21,011		$ 21,946		$ 22,305		$ 23,479		$ 24,222		$ 23,226		$ 24,360		$ 25,222		$ 25,513		$ 26,123		$ 26,658		$ 26,408		$ 27,936		$ 27,264		$ 27,998		$ 27,617		$ 26,046		$ 25,862		$ 27,475		$ 28,861		$ 29,484		$ 30,080		$ 31,155		$ 31,865		$ 31,921		$ 31,931
C000171785
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R4
Accumulated Value			$ 10,000		$ 9,503		$ 9,488		$ 10,127		$ 10,163	$ 10,347		$ 10,366		$ 10,750		$ 10,760		$ 10,758		$ 10,565		$ 10,951			$ 11,166		$ 11,375		$ 11,823		$ 11,830		$ 11,949		$ 12,113		$ 12,191		$ 12,439		$ 12,474			$ 13,022		$ 13,413		$ 13,565		$ 14,336		$ 13,806		$ 13,454		$ 13,502		$ 13,817		$ 13,909		$ 14,419		$ 14,880		$ 14,963		$ 13,938		$ 14,207		$ 12,926		$ 13,959		$ 14,400		$ 14,678		$ 15,273		$ 14,298		$ 15,296		$ 15,512		$ 15,271		$ 15,548		$ 15,880		$ 16,454		$ 16,951		$ 16,938		$ 15,539		$ 13,622		$ 15,363		$ 16,100		$ 16,408		$ 17,336		$ 18,573		$ 17,861		$ 17,388		$ 19,278		$ 20,022		$ 19,812		$ 20,344		$ 21,240		$ 22,364		$ 22,505		$ 23,027		$ 23,577		$ 24,282		$ 23,152		$ 24,765		$ 24,581		$ 25,674		$ 24,347		$ 23,616		$ 24,474		$ 22,336		$ 22,381		$ 20,521		$ 22,411		$ 21,496		$ 19,509		$ 21,075		$ 22,249		$ 20,963		$ 22,283		$ 21,726		$ 22,529		$ 22,864		$ 22,960		$ 24,481		$ 25,250		$ 24,849		$ 23,652		$ 23,154		$ 25,259		$ 26,403		$ 26,835		$ 28,264		$ 29,163		$ 27,964		$ 29,347		$ 30,382		$ 30,750		$ 31,485	$ 32,138	$ 31,853	$ 33,714	$ 32,900	$ 33,804	$ 33,344	$ 31,457	$ 31,252	$ 33,202	$ 34,889	$ 35,661	$ 36,382	$ 37,697	$ 38,557	$ 38,643	$ 38,651
TAM INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,122	$ 10,000		$ 10,264		$ 10,328		$ 10,541		$ 10,573			$ 11,043		$ 11,382		$ 11,508		$ 12,167		$ 11,719		$ 11,421			$ 11,465		$ 11,741		$ 11,813		$ 12,253		$ 12,652		$ 12,724		$ 11,854		$ 12,096		$ 11,004		$ 11,885	$ 12,267		$ 12,505		$ 13,012		$ 12,185		$ 13,044		$ 13,231		$ 13,021		$ 13,265		$ 13,552		$ 14,044		$ 14,468		$ 14,462		$ 13,272		$ 11,633		$ 13,124		$ 13,749		$ 14,022		$ 14,813		$ 15,878		$ 15,275		$ 14,868		$ 16,496		$ 17,130		$ 16,957		$ 17,425		$ 18,188		$ 19,159		$ 19,292		$ 19,743		$ 20,212		$ 20,826		$ 19,858		$ 21,249		$ 21,102		$ 22,047		$ 20,907		$ 20,281		$ 21,034		$ 19,199		$ 19,235		$ 17,647		$ 19,274		$ 18,488		$ 16,785		$ 18,144		$ 19,158		$ 18,054		$ 19,189		$ 18,721		$ 19,408		$ 19,711		$ 19,797		$ 21,105		$ 21,783		$ 21,436		$ 20,414		$ 19,985		$ 21,810		$ 22,801		$ 23,184		$ 24,422		$ 25,207		$ 24,178		$ 25,377		$ 26,287		$ 26,607		$ 27,253		$ 27,835		$ 27,582		$ 29,201		$ 28,505		$ 29,299		$ 28,917		$ 27,287		$ 27,102		$ 28,808		$ 30,273		$ 30,953		$ 31,580		$ 32,733		$ 33,499		$ 33,581		$ 33,602
TAM INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000		$ 9,504		$ 9,491		$ 10,135		$ 10,174	$ 10,357		$ 10,384		$ 10,766		$ 10,782		$ 10,784		$ 10,587		$ 10,979			$ 11,196		$ 11,408		$ 11,861		$ 11,875		$ 11,997		$ 12,166		$ 12,242		$ 12,494		$ 12,532			$ 13,089		$ 13,490		$ 13,640		$ 14,421		$ 13,890		$ 13,537		$ 13,589		$ 13,916		$ 14,002		$ 14,523		$ 14,996		$ 15,081		$ 14,050		$ 14,337		$ 13,042		$ 14,087		$ 14,540		$ 14,822		$ 15,422		$ 14,442		$ 15,460		$ 15,682		$ 15,434		$ 15,723		$ 16,063		$ 16,646		$ 17,149		$ 17,142		$ 15,731		$ 13,788		$ 15,555		$ 16,296		$ 16,620		$ 17,558		$ 18,820		$ 18,105		$ 17,623		$ 19,552		$ 20,304		$ 20,099		$ 20,653		$ 21,558		$ 22,708		$ 22,867		$ 23,401		$ 23,956		$ 24,685		$ 23,537		$ 25,186		$ 25,011		$ 26,132		$ 24,780		$ 24,038		$ 24,931		$ 22,757		$ 22,798		$ 20,916		$ 22,845		$ 21,913		$ 19,895		$ 21,506		$ 22,708		$ 21,399		$ 22,744		$ 22,189		$ 23,004		$ 23,363		$ 23,464		$ 25,015		$ 25,818		$ 25,407		$ 24,196		$ 23,687		$ 25,850		$ 27,025		$ 27,479		$ 28,946		$ 29,878		$ 28,657		$ 30,078		$ 31,157		$ 31,537		$ 32,302	$ 32,992	$ 32,692	$ 34,611	$ 33,786	$ 34,727	$ 34,274	$ 32,343	$ 32,124	$ 34,146	$ 35,882	$ 36,687	$ 37,431	$ 38,797	$ 39,706	$ 39,803	$ 39,827